Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions

Cash and cash equivalents, time deposits and restricted cash are deposited in financial institutions at below locations:

	As of December 31,
	2024	2023
Cash on hand	588,493	498,423

Financial institutions in Mainland China
—Denominated in RMB	50,460,661	119,984,377
—Denominated in USD	127,929,476	86,161,529
Total balance of cash and cash equivalents, time deposits and restricted cash held at Mainland China financial institutions	178,390,137	206,145,906

Financial institutions in HKSAR
—Denominated in RMB	29	4,739
—Denominated in USD	4,422,880	12,831,286
—Denominated in HKD	835,892	0
Total balance of cash held at the HKSAR financial institutions	5,258,801	12,836,025

Total balance of cash and cash equivalents, time deposits and restricted cash held at financial institutions	183,648,938	218,981,931
Total balance of cash and cash equivalents, time deposits and restricted cash	184,237,431	219,480,354